Subsequent Event (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 16, 2021	Jul. 26, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 26, 2021	Nov. 01, 2020	Jan. 02, 2020
Subsequent Event [Line Items]
Issuance of ordinary shares, shares				2,765,824
Stock options, grants					360,000
Price per share				$ 6.14	$ 0.63	$ 6.80		$ 2
Proceeds from shares							4,061,141
Forecast [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares, shares		1,413,075
Price per share		$ 3.75
Proceeds from shares		1,253,592
Warrant price		$ 3.74
Exercisable price		0.01
Forecast [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercisable price		$ 4.50
Forecast [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from shares		2,666,667
Forecast [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Asset purchase agreement, description	(i) at closing, a cash payment of $5,950,000; (ii) effective as of the closing, 606,114 ordinary shares of the combined company; (iii) within 45 days subsequent to closing, a cash payment of $300,000; and (iv) an amount of $250,000 that will be retained by the combined company for indemnity purposes and will be released 180 days after closing if no indemnity claims are made within that period. Additionally, subsequent to closing, the combined company agreed to issue and deliver up to an additional 587,747 ordinary shares of the combined company (“Earnout Shares”). The combined company’s obligation to issue and deliver the Earnout Shares is subject to the achievement of certain milestones relating to the development of the Seller’s technologies and revenue and gross margin targets, as described in the Asset Purchase Agreement.
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of ownership			10.00%
Subsequent events, description			Company’s Series A Preferred Stock were exchanged for 1,230,956 shares of Series A-1 Preferred Stock in the combined company and the warrant vested and became fully exercisable into 850,330 ordinary shares of the combined company. Additionally, the holder of the Series A Preferred Stock received 700,989 Series A-1 Preferred Stock in the combined company to settle the commitment fee and 3,692,862 shares of Series B Preferred Stock in the combined company in exchange for $6,000,000 to settle the second tranche commitment. Subsequent to the merger, the holder of the Series A-1 Preferred Stock and Series B Preferred Stock converted 1,931,945 and 3,568,055 shares, respectively, to ordinary shares of the combined company, each at a 1:1 ratio.
Subsequent Event [Member] | 2021 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares, shares			2,336,632
Stock options, grants			1,329,500
Unrecognized compensation costs			$ 3,275,470
Sharplink [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of ownership			86.00%